Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction and Investments (Detail) $ in Thousands	May 31, 2017 USD ($)
Capital Lease Obligations [Line Items]
Capital commitment	$ 29,761
Available-for-Sale Investments [Member]
Capital Lease Obligations [Line Items]
Capital commitment	10,064
Purchase of Property and Equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	3,359
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 16,338